LONG-TERM DEFERRED EXPENSES	12 Months Ended
Dec. 31, 2012
LONG-TERM DEFERRED EXPENSES

10. LONG-TERM DEFERRED EXPENSES

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Convertible bond issuance costs (Note 21)	19,718	4,080	655
Arrangement fees for non-current bank borrowings	25,580	20,931	3,360
Others	4,404	189	30

	49,702	25,200	4,045

During the year ended December 31, 2011 and 2012, the Group paid arrangement fees of RMB42,586,000 and RMB18,355,000 (US$2,946,181), respectively, to several banks to acquire long-term bank borrowings, which are amortized based on the duration of the related bank borrowings using the effective interest rate method. As of December 31, 2011 and 2012, the arrangement fee expected to be amortized after one year is recorded as a long-term deferred expense.